UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2017 through June 30, 2018



Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Superior Industries	8/30	Prpsl Equity Rights	Co	FOR	FOR
SUP     868168105	8/30	Prpsl Adjorn Spec Mtgs	Co	FOR	FOR

Myriad Genetics Inc	10/4	Election of Directors 	Co	FOR	FOR
MYGN    62855J104	10/4	Apprv Equity Incent Pl	Co	FOR	FOR
			10/4	Apprv Exec Incent Pl	Co	FOR	FOR
			10/4	Ratify Ernst&Yng Acctnt Co	FOR	FOR
			10/4	Apprv Exec Compnsation	Co	FOR	FOR
			10/4	Freq of exec comp	Co	1YR	1YR

Unisys Corp		4/26	Election of Directors 	Co	FOR	FOR
UIS     909214306	4/26	Ratify KPMG Acctnts	Co	FOR	FOR
			4/26	Apprv Exec Compnsation	Co	FOR	FOR


Waddell & Reed Fin	4/26	Election of Directors	Co	FOR	FOR
WDR     930059100	4/26	Apprv Exec Compnsation	Co	FOR	FOR
			4/26	Ratify KPMG Acctnts	Co	FOR	FOR

Tahoe Resources Inc	5/03	Election of Directors	Co	FOR	FOR
TAHO	873868103	5/03	Ratify appt of Deloitte Co	FOR	FOR
			5/03	Apprv Exec Compnsation	Co	FOR	FOR
			5/03	Apprv Incentive Plan	Co	FOR	FOR
			5/03	Apprv perf share award  Co	FOR	FOR
			5/03	Amnd incrs quorum mtgs	Co	FOR	FOR
			5/03	Amnd delete provisions	Co	FOR	FOR

Cooper Tire & Rubber	5/04	Election of Directors	Co	FOR	FOR
CTB     216831107	5/04	Ratify Appt of Accntnts	Co	FOR	FOR
			5/04	Apprv offcr compnsation Co	FOR	FOR

Office Depot Inc	5/04	Election of Directors	Co	FOR	FOR
ODP     676220106	5/04	Ratify appt of Deloitte Co	FOR	FOR
			5/04	Apprv Exec Compnsation	Co	FOR	FOR

Superior Industries	5/07	Election of Directors	Co	FOR	FOR
SUP     868168105	5/07	Apprv Exec Compnsation	Co	FOR	FOR
			5/07	Appr Equity Incent Pln	Co	FOR	FOR
			5/07	Ratify appt of Deloitte Co	FOR	FOR
			5/07	Apprv Annual Mtg postpn	Co	FOR	FOR

IAMGOLD Corp		5/08	Election of Directors	Co	FOR	FOR
IAG     450913108	5/08	Ratify KPMG Acctnts	Co	FOR	FOR
			5/08	Apprv offcr compnsation Co	FOR	FOR
			5/08	Apprv Incentive Plan	Co	FOR	FOR

Green Plans Inc		5/09	Election of Directors	Co	FOR	FOR
GPRE	393222104	5/09	Apprv Exec Compnsation	Co	FOR	FOR

Del Taco Restaurants	5/17	Election of Directors	Co	FOR	FOR
			5/17	Ratify Ernst&Yng Acctnt Co	FOR	FOR

Hawaiian Holdings	5/23	Election of Directors	Co	FOR	FOR
HA	419879101	5/23	Ratify Ernst&Yng Acctnt Co	FOR	FOR
			5/23	Apprv Exec Compnsation	Co	FOR	FOR

Forterra Inc		5/24	Election of Directors 	Co	FOR	FOR
FRTA 	34960W106	5/24	Ratify Ernst&Yng Acctnt Co	FOR	FOR
			5/24	Apprv Exec Compnsation	Co	FOR	FOR
			5/24	Apprv 2018 Stck Incent	Co	FOR	FOR

Rowan Companies Plc	5/24	Election of Directors 	Co	FOR	FOR
RDC	G7665A101	5/24	Apprv Exec Compnsation	Co	FOR	FOR
			5/24	Apprv Advisory Resolut	Co	FOR	FOR
			5/24	Recv Annual Rpt & Accts	Co	FOR	FOR
			5/24	Ratify appt of Deloitte Co	FOR	FOR
			5/24	Re-appt Deloitte auditorCo	FOR	FOR
			5/24	Authorize Audit Commtte Co	FOR	FOR
			5/24	Apprv repurch contrcts	Co	FOR	FOR
			5/24	Act excers to allot shr Co	FOR	FOR
			5/24	Allot securites for csh Co	FOR	FOR
			5/24	Auth spcl resolution	Co	FOR	FOR

Interdigital Inc	5/31	Election of Directors	Co	FOR	FOR
IDCC	45867G101	5/31	Apprv offcr compnsation Co	FOR	FOR
			5/31	Ratify Pricewater acctntCo	FOR	FOR

The Buckle Inc		6/01	Election of Directors	Co	FOR	FOR
BKE     118440106	6/01	Ratify appt of Deloitte Co	FOR	FOR
			6/01	Apprv mgmt incentv pln	Co	FOR	FOR
			6/01	Rstatd 2005 Restct Stck	Co	FOR	FOR
			6/01	Freq of exec comp	Co	3YR	3YR
			6/01	Liability of directors	Co	FOR	FOR
			6/01	Indemnifictn of direct 	Co	FOR	FOR
			6/01	Spcl mtngs of stckhldrs	Co	FOR	FOR

Big 5 Sporting Goods	6/08	Election of Directors	Co	FOR	FOR
BGFV	08915P101	6/08	Apprv Exec Compnsation	Co	FOR	FOR
			6/08	Ratify appt of Deloitte Co	FOR	FOR

Epress Inc		6/13	Election of Directors	Co	FOR	FOR
EXPR	30219E103	6/13	Apprv Exec Compnsation	Co	FOR	FOR
			6/13	Ratify Pricewater acctntCo	FOR	FOR
			6/13	Apprv Incent Comp Plan	Co	FOR	FOR

Acacia Research Corp	6/14	Election of Directors	Co	FOR	FOR
ACIA	003881307	6/14	Ratify GrantThorton act	Co	FOR	FOR
			6/14	Apprv Exec Compnsation	Co	FOR	FOR
			6/14	Apprv Stck Incent Plan	Co	FOR	FOR

Abercrombie & Fitch Co	6/14	Election of Directors	Co	FOR	FOR
ANF     002896207	6/14	Apprv Exec Compnsation	Co	FOR	FOR
			6/14	Apprv Lt Incent Plan    Co	FOR	FOR
			6/14	Apprv PricWatrHousCoopr Co	FOR	FOR
			6/14	Prpsl Sr vesting Equity Co	AGN	AGN

Selecta Biosciences	6/15	Election of Directors	Co	FOR	FOR
SELB	816212104	6/15	Ratify Ernst&Yng Acctnt Co	FOR	FOR

Pier 1 Imports		6/26	Election of Directors 	Co	FOR	FOR
PIR	720279108	6/26	Apprv Exec Compnsation	Co	FOR	FOR
			6/26	Ratify Ernst&Yng Acctnt Co	FOR	FOR

GameStop Corp		6/26	Election of Directors	Co	FOR	FOR
GME	36467W109	6/26	Apprv Exec Compnsation	Co	FOR	FOR
			6/26	Ratify appt of Deloitte Co	FOR	FOR




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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/18/18